Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of Business
Nature of Business

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: Specialized BioTherapeutics and Public Health Solutions.

The Company’s Specialized BioTherapeutics business segment is developing and moving toward commercialization of HyBryte™ (a proposed proprietary name of SGX301 or synthetic hypericin sodium), a novel photodynamic therapy (“PDT”) utilizing safe visible light for the treatment of cutaneous T-cell lymphoma (“CTCL”). With successful completion of the Phase 3 FLASH (Fluorescent Light And Synthetic Hypericin) study, regulatory approval is being pursued in the United States (“U.S.”) and Europe. Following submission of a new drug application (“NDA”) for HyBryte™ in the treatment of CTCL, the Company received a refusal to file (“RTF”) letter from the U.S. Food and Drug Administration (“FDA”). The Company had a Type A meeting with the FDA to clarify and respond to the issues identified in the RTF letter and to seek additional guidance concerning information that the FDA would require for a resubmitted NDA to be deemed acceptable to file, in order to advance HyBryte™ towards U.S. marketing approval and commercialization. In order to accept an NDA filing for HyBryte™, the FDA is requiring positive results from a second, Phase 3 pivotal study in addition to the Phase 3, randomized, double-blind, placebo-controlled FLASH study previously conducted in this orphan indication. The FDA indicated that it is open to engaging in protocol discussions regarding the second, Phase 3 pivotal study. Based on this feedback, the Company is collaboratively engaging in active discussions with the FDA in order to define the protocol and evaluate the feasibility of conducting the additional Phase 3 clinical trial evaluating HyBryte™ in the treatment of CTCL in support of potential FDA marketing approval.

Development programs in this business segment also include expansion of synthetic hypericin sodium (SGX302) into psoriasis, the Company’s first-in-class innate defense regulator (“IDR”) technology, dusquetide (SGX942) for the treatment of inflammatory diseases, including oral mucositis in head and neck cancer, and proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203).

The Company’s Public Health Solutions business segment includes active development programs for RiVax®, its ricin toxin vaccine candidate and SGX943, its therapeutic candidate for antibiotic resistant and emerging infectious disease, and vaccine programs, including a program targeting filoviruses (such as Marburg and Ebola) and a program developing CiVax™, its vaccine candidate for the prevention of COVID-19 (caused by SARS-CoV-2). The development of the vaccine programs is currently supported by the heat stabilization platform technology, known as ThermoVax®. To date, this business segment has been supported with grant and contract funding from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Biomedical Advanced Research and Development Authority (“BARDA”) and the Defense Threat Reduction Agency (“DTRA”).

The Company primarily generates revenues under government grants and contracts principally from the National Institutes of Health (“NIH”). The Company was awarded a subcontract that originally provided for approximately $1.5 million from a NIAID grant over two years for development of CiVax™ and a subcontract that originally provided for approximately $1.1 million from a FDA Orphan Products Development grant over four years for an expanded study of HyBryte™ in the treatment of CTCL. The Company will continue to apply for additional government funding.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the FDA regulations, and other regulatory authorities, litigation, and product liability.

Results for the nine months ended September 30, 2023 are not necessarily indicative of results that may be expected for the full year.

Liquidity

In accordance with Accounting Standards Codification 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the condensed consolidated financial statements are issued. As of September 30, 2023, the Company had an accumulated deficit of $223,884,281. During the nine months ended September 30, 2023, the Company incurred a net loss of $4,320,835 and used $6,775,896 of cash in operating activities. The Company expects to continue to generate losses in the foreseeable future. The Company’s liquidity needs will be determined largely by the budgeted operational expenditures incurred in regards to the progression of its product candidates. The Company’s plans to meet its liquidity needs primarily include its ability to control the timing and spending on its research and development programs and raising additional funds through potential partnership and/or financings. Based on the Company’s operating budget, current rate of cash outflows, cash on hand, and proceeds from government contract and grant programs, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures for at least the next twelve months from issuance of these financial statements on this Quarterly Report on Form 10-Q.

As of September 30, 2023, the Company had cash and cash equivalents of $10,298,534 as compared to $13,359,615 as of December 31, 2022, representing a decrease of $3,061,081 or 23%. As of September 30, 2023, the Company had working capital of $5,450,322 as compared to a working capital deficit of ($2,663,721) as of December 31, 2022, representing an increase in working capital of $8,114,043 or 305%. The decrease in cash and cash equivalents was primarily related to the repayment of $7 million of debt principal and cash used in operating activities of approximately $6.8 million offset by the net proceeds of approximately $7.7 million from the public offering in May 2023 and approximately $3.0 million of proceeds from shares sold via the At Market Issuance Sales Agreement (“B.Riley Sales Agreement”) with B. Riley Securities, Inc. (“B. Riley”) during the nine months ended September 30, 2023. The increase in working capital is primarily the result of the net proceeds received from the  financing activities during the nine months ended September 30, 2023 and the reclassification of $1,416,463 of the Company’s convertible debt balance from a current liability as of December 31, 2022 to a non-current liability as of September 30, 2023 (resulting from the amendment to the loan and security agreement with Pontifax Medison Finance (“Pontifax”) – see Note 5), partially offset by cash used in operating activities during the nine months ended September 30, 2023.

Management’s business strategy can be outlined as follows:

●	Following positive primary endpoint results for the Phase 3 FLASH (Florescent Light Activated Synthetic Hypericin) clinical trial of HyBryte™ in CTCL as well as further statistically significant improvement in response rates with longer treatment (18 weeks compared to 12 and 6 weeks of treatment), collaboratively engage in discussions with the FDA in order to define the protocol and evaluate the feasibility of conducting a second Phase 3 pivotal study in order to advance HyBryte™ towards U.S. marketing approval and commercialization while continuing to explore potential marketing approval and partnership in Europe.
●	Expanding development of synthetic hypericin under the research name SGX302 into psoriasis with the conduct of a Phase 2a clinical trial, following the positive Phase 3 FLASH study and positive proof-of-concept demonstrated in a small Phase 1/2 pilot study in mild-to-moderate psoriasis patients.
●	Following feedback from the United Kingdom (“UK”) Medicines and Healthcare products Regulatory Agency (“MHRA”) that a second Phase 3 clinical trial of SGX942 in the treatment in oral mucositis would be required to support a marketing authorization; design a second study and attempt to identify a potential partner(s) to continue this development program.
●	Continue development of the Company’s heat stabilization platform technology, ThermoVax®, in combination with its programs for RiVax® (ricin toxin vaccine), CiVax™ (COVID-19 vaccine) and filovirus vaccines for Ebola, Sudan, and Marburg Viruses, with U.S. government funding support.
●	Continue to apply for and secure additional government funding for each of the Company’s Specialized BioTherapeutics and Public Health Solutions programs through grants, contracts and/or procurements.
●	Pursue business development opportunities for the Company’s pipeline programs, as well as explore merger/acquisition strategies.
●	Acquire or in-license new clinical-stage compounds for development, as well as evaluate new indications with existing pipeline compounds for development.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	The Company has up to approximately $1.0 million in active government grant funding still available as of September 30, 2023 to support its associated research programs through May 2026, provided the federal agencies do not elect to terminate the grants for convenience. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies. However, there can be no assurance that the Company will obtain additional governmental grant funding.
●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●	The Company will continue to pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program if available.
●	The Company plans to pursue potential partnerships for pipeline programs as well as continue to explore merger and acquisition strategies. However, there can be no assurances that the Company can consummate such transactions.
●	The Company has up to $23.6 million remaining from the B. Riley Sales Agreement as of November 6, 2023 under the prospectus supplement updated August 13, 2021. The Company is currently subject to the limitations contained in General Instruction I.B.6 of Form S-3. As a result, the Company is limited to selling no more than one-third of the aggregate market value of the equity held by non-affiliates, or the public float, during any 12-month period. From January 1, 2023 through November 6, 2023, the Company sold 851,130 shares of common stock pursuant to the B. Riley Sales Agreement at a weighted average price of $3.63 per share for total gross proceeds of $3,091,462. As of November 6, 2023, the Company does not currently have any remaining capacity for sales under the Form S-3 pursuant to General Instruction I.B.6. If the Company’s public float increases, the Company will have additional availability under such limitations, and if the Company’s public float increases to $75 million or more, the Company will no longer be subject to such limitations. There can be no assurance that the Company’s public float will increase or that the Company will no longer be subject to such limitations.
●	The Company completed a public offering of 2,301,500 shares of its common stock, pre-funded warrants to purchase 4,237,000 shares of its common stock and common warrants to purchase up to 6,538,500 shares of its common stock at a combined public offering price of $1.30. The pre-funded warrants have an exercise price of $0.001. The common warrants have an exercise price of $1.50 per share, are exercisable immediately and expire five years from the issuance date. The total gross proceeds to the Company from this offering were approximately $8.5 million before deducting commissions and other estimated offering expenses. The Company plans to use the proceeds for further support of its programs, as well as for working capital.

●	The Company may seek additional capital in the private and/or public equity markets, to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is evaluating additional equity/debt financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Reverse Stock Split

On February 9, 2023, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of one-for-fifteen, whereby every fifteen shares of the Company’s issued and outstanding common stock was converted automatically into one issued and outstanding share of common stock without any change in the par value per share. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number. The Company’s common stock began trading on The NASDAQ Capital Market on a reverse split basis at the market opening on February 10, 2023. All share and per share data have been restated to reflect this reverse stock split.

Exclusive Option Agreement with Silk Road Therapeutics

On April 27, 2023, the Company entered into an exclusive option agreement with Silk Road Therapeutics, Inc. (“Silk Road”) to complete its due diligence assessment. The option agreement granted the Company an exclusive option to purchase all assets and rights, including intellectual property and regulatory documents, related to Silk Road’s Pentoxifylline (“PTX”) product candidate, a non-biological anti-TNF-alpha inhibitor, for the treatment of mucocutaneous ulcers in patient’s suffering from Behcet’s Disease (“BD”) and expired on August 25, 2023. In consideration for the option, the Company paid $50,000 of cash and issued 31,646 shares of common stock with a value of $50,000. The consideration paid for the option was recorded as general and administrative expense during the nine months ended September 30, 2023 on the accompanying condensed consolidated statements of operations. As of August 25, 2023, the Company concluded its due diligence activities and decided to allow the option to expire. A director of the Company has an ownership interest in Silk Road.

Nasdaq Capital Market Listing Requirements

As previously reported, on December 20, 2022, the Company received a written notice from Nasdaq providing that the staff (the “Staff”) of Nasdaq determined to delist the Company’s common stock from The Nasdaq Capital Market because the closing bid price of the Company’s common stock had not been at least $1.00 per share as required by Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Requirement”) and because the Company’s shareholders’ equity had not been at least $2,500,000 nor had the alternatives of market value of listed securities or net income from continuing operations been met, as required by Listing Rule 5550(b) (the “Shareholders’ Equity Requirement”). On February 2, 2023, the Company had an oral hearing with a Nasdaq Hearings Panel to appeal the Staff’s delisting determination. On February 21, 2023, the Company received a letter from Nasdaq, stating that the Nasdaq Hearings Panel granted the Company’s request to continue its listing on Nasdaq, on the condition that (1) on February 24, 2023, the Company had demonstrated compliance with the Bid Price Requirement, by evidencing a closing bid price of $1.00 or more per share for a minimum of ten consecutive trading sessions; and (2) on or before March 31, 2023, the Company had demonstrated compliance with the Shareholders’ Equity Requirement. As of the close of the market on February 24, 2023, the Company satisfied the first condition – compliance with the Bid Price Requirement for a minimum of ten consecutive trading sessions. On April 6, 2023, Nasdaq granted the Company’s request for an extension of the deadline by which it must regain compliance with the Shareholders’ Equity Requirement from March 31, 2023 to May 15, 2023. As of the close of the market on May 9, 2023, the Company came into compliance with the Shareholders’ Equity Requirement based on capital raising activities - see Note 1 - Liquidity.

On May 23, 2023, the Company received a letter from Nasdaq confirming that the Company had regained compliance with the Shareholders’ Equity Requirement and was in compliance with all other applicable requirements for listing on Nasdaq. Accordingly, the Panel determined to continue the listing of the Company’s securities on Nasdaq and closed the matter.

The Panel has also determined to impose a Panel Monitor on the Company for a period of one year. During the Panel Monitor period, the Company will be under an obligation to notify the Panel in the event its closing bid price falls below $1.00 on any trading day and if the Company falls out of compliance with any applicable listing requirement. If, during the Panel Monitor period, the Nasdaq Listing Qualifications Department determines that the Company has failed to meet any requirement for continued listing on Nasdaq, the Nasdaq Listing Qualifications Department may issue a delisting determination. In such event, the Company may seek a review of the delisting determination and the Nasdaq Hearings Department will schedule a hearing with regard to the deficiency.

On June 23, 2023, the Company received a letter from Nasdaq indicating that the Company was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on the Nasdaq Capital Market. The notification of noncompliance had no immediate effect on the listing or trading of the Company’s common stock on The Nasdaq Capital Market under the symbol “SNGX,” and the Company continues to monitor the closing bid price of its common stock and to evaluate its alternatives, if appropriate, to resolve the deficiency and regain compliance with this rule.

The Nasdaq Listing Rules require listed securities to maintain a minimum bid price of $1.00 per share and, based upon the closing bid price for the last 30 consecutive business days, the Company no longer meets this requirement. The June 23, 2023 letter indicated that the Company was provided 180 calendar days, or until December 20, 2023, in which to regain compliance. If at any time during this period the bid price of the Company’s common stock closes at or above $1.00 per share for a minimum of ten consecutive business days, the Nasdaq Staff will provide the Company with a written confirmation of compliance and the matter will be closed.

In the event the Company does not regain compliance with Rule 5550(a)(2) prior to the expiration of the 180 calendar day period, the Nasdaq Staff will provide the Company with written notification that its securities are subject to delisting from The Nasdaq Capital Market. At that time, the Company may appeal the delisting determination to a Nasdaq Listing Qualifications Panel.

Alternatively, if the Company fails to regain compliance with Rule 5550(a)(2) prior to the expiration of the 180 calendar day period, but meets the continued listing requirement for market value of publicly held shares and all of the other applicable standards for initial listing on The Nasdaq Capital Market, with the exception of the minimum bid price, and provides written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary, then the Company may be granted an additional 180 calendar days to regain compliance with Rule 5550(a)(2).

Soligenix, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: Specialized BioTherapeutics and Public Health Solutions.

The Company’s Specialized BioTherapeutics business segment is developing and moving toward commercialization of HyBryte™ (a proposed proprietary name of SGX301 or synthetic (hypericin), a novel photodynamic therapy (“PDT”) utilizing safe visible light for the treatment of cutaneous T-cell lymphoma (“CTCL”)). With a successful Phase 3 study complete, regulatory approval is being sought and commercialization activities for this product candidate are being advanced initially in the United States (“U.S.”). In response to the HyBryte™ new drug application (“NDA”) for the treatment of CTCL, the Company recently received a refusal to file (“RTF”) letter from the U.S. Food and Drug Administration (“FDA”). The Company is preparing for a meeting, categorized as Type A, to clarify and respond to the issues identified in the RTF letter and to seek additional guidance concerning information that the FDA would require for a resubmitted NDA to be deemed acceptable to file, in order to advance HyBryte™ towards marketing approval and U.S. commercialization. Development programs in this business segment also include expansion of synthetic hypericin (SGX302) into psoriasis, the Company’s first-in-class innate defense regulator (“IDR”) technology, dusquetide (SGX942) for the treatment of inflammatory diseases, including oral mucositis in head and neck cancer, and proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203).

The Company’s Public Health Solutions business segment includes active development programs for RiVax®, its ricin toxin vaccine candidate and SGX943, its therapeutic candidate for antibiotic resistant and emerging infectious disease, and vaccine programs, including a program targeting filoviruses (such as Marburg and Ebola) and a program developing CiVax™, its vaccine candidate for the prevention of COVID-19 (caused by SARS-CoV-2). The development of the vaccine programs is currently supported by the heat stabilization platform technology, known as ThermoVax®. To date, this business segment has been supported with grant and contract funding from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Biomedical Advanced Research and Development Authority (“BARDA”) and the Defense Threat Reduction Agency (“DTRA”).

The Company primarily generates revenues under government grants and contracts principally from the National Institutes of Health (“NIH”). The Company has a DTRA subcontract of approximately $600,000 over three years for SGX943, a subcontract of approximately $1.5 million from a NIAID grant over two years for development of CiVax™ and a subcontract of approximately $1.1 million from a U.S. FDA grant over four years for the expanded study of HyBryte™ in the treatment of CTCL. The Company will continue to apply for additional government funding.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the FDA regulations, and other regulatory authorities, litigation, and product liability.

Liquidity

In accordance with Accounting Standards Codification 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. As of December 31, 2022, the Company had an accumulated deficit of $219,563,446 and a working capital deficit of $2,663,721. During the year ended December 31, 2022, the Company incurred a net loss of $13,798,339 and used $12,649,021 of cash in operating activities. The Company expects to continue to generate losses in the foreseeable future. The Company’s liquidity needs will be determined largely by the budgeted operational expenditures incurred in regards to the progression of its product candidates. Management believes that the Company has sufficient resources available to support its development activities and business operations and timely satisfy its obligations as they become due into the third quarter of 2023. The Company does not have sufficient cash and cash equivalents as of the date of filing this Annual Report on Form 10-K to support its operations for at least the 12 months following the date the financial statements are issued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through 12 months after the date the financial statements are issued.

To alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern, the Company plans to secure additional capital, potentially through a combination of public or private equity offerings and strategic transactions, including potential alliances and drug product collaborations, securing additional proceeds from government contract and grant programs, securing additional proceeds available from the sale of shares of the common stock via the At Market Issuance Sales Agreement (“B. Riley Sales Agreement”) with B. Riley Securities, Inc. (“B. Riley”) and potentially amending the loan agreement with Pontifax to reduce the conversion price in order to allow for conversion of a portion of the debt which will reduce the Company’s debt repayments; however, none of these alternatives are committed at this time. There can be no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to it to fund continuing operations, if at all, identify and enter into any strategic transactions that will provide the capital that it will require or achieve the other strategies to alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern. If none of these alternatives are available, or if available, are not available on satisfactory terms, the Company will not have sufficient cash resources and liquidity to fund its business operations for at least the 12 months following the date the financial statements are issued. The failure to obtain sufficient capital on acceptable terms when needed may require the Company to delay, limit, or eliminate the development of business opportunities and its ability to achieve its business objectives and its competitiveness, and its business, financial condition, and results of operations will be materially adversely affected. In addition, market instability, including as a result of geopolitical instability, may reduce the Company’s ability to access capital, which could negatively affect its liquidity and ability to continue as a going concern. In addition, the perception that the Company may not be able to continue as a going concern may cause others to choose not to deal with it due to concerns about its ability to meet its contractual obligations.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

As of December 31, 2022, the Company had cash and cash equivalents of $13,359,615 as compared to $26,043,897 as of December 31, 2021, representing a decrease of $12,684,282 or 49%. As of December 31, 2022, the Company had a working capital deficit of $2,663,721 as compared to working capital of $20,278,345 as of December 31, 2021, representing a decrease of $22,942,066 or 113%. The decrease in cash and cash equivalents and working capital was primarily related to cash used in operating activities. The decrease in working capital is also due to the impact of the entire convertible debt balance being classified as a current liability as of December 31, 2022 due to a subjective acceleration clause included in the debt agreement and a potential breach of a cash debt covenant during the twelve month look-forward period from the filing of these financial statements.

Management’s business strategy can be outlined as follows:

●	Following positive primary endpoint results for the Phase 3 FLASH (Florescent Light Activated Synthetic Hypericin) clinical trial of HyBryte™ in CTCL as well as further statistically significant improvement in response rates with longer treatment (18 weeks compared to 12 and 6 weeks of treatment), meet with the U.S. FDA to discuss the contents of a RTF letter recently issued by the FDA in response to the HyBryte™ NDA for the treatment of CTCL. The Company is preparing for a meeting, categorized as Type A, to clarify and respond to the issues identified in the RTF letter and to seek additional guidance concerning information that the FDA would require for a resubmitted NDA to be deemed acceptable to file, in order to advance HyBryte™ towards marketing approval and U.S. commercialization while continuing to explore ex-U.S. partnership.
●	Expanding development of synthetic hypericin under the research name SGX302 into psoriasis with the conduct of a Phase 2a clinical trial, following the positive Phase 3 FLASH study and positive proof-of-concept demonstrated in a small Phase 1/2 pilot study in mild-to-moderate psoriasis patients.

●	Following feedback from the United Kingdom (“UK”) Medicines and Healthcare products Regulatory Agency (“MHRA”) that a second Phase 3 clinical trial of SGX942 in the treatment in oral mucositis would be required to support a marketing authorization; design a second study and attempt to identify a potential partner(s) to continue this development program.

●	Continue development of the Company’s heat stabilization platform technology, ThermoVax®, in combination with its programs for RiVax® (ricin toxin vaccine), CiVax™ (COVID-19 vaccine) and filovirus vaccines for Ebola, Sudan, and Marburg Viruses, with U.S. government funding support.

●	Continue to apply for and secure additional government funding for each of the Company’s Specialized BioTherapeutics and Public Health Solutions programs through grants, contracts and/or procurements.
●	Pursue business development opportunities for the Company’s pipeline programs, as well as explore merger/acquisition strategies.
●	Acquire or in-license new clinical-stage compounds for development, as well as evaluate new indications with existing pipeline compounds for development.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	The Company has up to $1.7 million in active government grant funding still available as of December 31, 2022 to support its associated research programs through May 2026, provided the federal agencies do not elect to terminate the grants for convenience. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies. However, there can be no assurance that the Company will obtain additional governmental grant funding.
●	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future.
●	The Company will continue to pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program if available.
●	The Company plans to pursue potential partnerships for pipeline programs as well as continue to explore merger and acquisition strategies. However, there can be no assurances that the Company can consummate such transactions.
●	The Company has up to $26.6 million remaining from the B. Riley Sales Agreement as of March 24, 2023 under the prospectus supplement updated August 13, 2021. The Company is currently subject to the limitations contained in General Instruction I.B.6 of Form S-3. As a result, the Company is limited to selling no more than one-third of the aggregate market value of the equity held by non-affiliates, or the public float, during any 12-month period, and as of March 24, 2023, the Company has approximately $6.6 million remaining that is permitted to be sold under the Form S-3 pursuant to General Instruction I.B.6. If the Company’s public float increases, the Company will have additional availability under such limitations, and if the Company’s public float increases to $75 million or more, the Company will no longer be subject to such limitations. There can be no assurance that the Company’s public float will increase or that the Company will no longer be subject to such limitations.
●	The Company may seek additional capital in the private and/or public equity markets, to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is evaluating additional equity/debt financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Reverse Stock Split

On February 9, 2023, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of one-for-fifteen, whereby, every fifteen shares of the Company’s issued and outstanding common stock was converted automatically into one issued and outstanding share of common stock without any change in the par value per share. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number. The Company’s common stock began trading on The NASDAQ Capital Market on a reverse split basis at the market opening on February 10, 2023. All share and per share data have been restated to reflect this reverse stock split.